Annual Total Returns	12 Months Ended
Dec. 31, 2024
Pabrai Wagons Fund | Pabrai Wagons Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	10.91% [1]

[1]	The year-to-date return for the Fund’s Institutional Class Shares as of the most recent calendar quarter ended September 30, 2025 was -2.12%.